Accrued expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Sales tax payable	$ 493,886	$ 750,612
Legal		248,068
Payroll and related	498,228	258,644
Interest		277,633
Termination costs	1,375,341
Due to hotels	200,000	250,721
Property and equipment		242,814
Other	569,752	385,639
Totals	$ 3,137,207	$ 2,414,131